Measurement of financial assets and liabilities - Financial assets and liabilities by IFRS 9 category (Details) - Loans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amortised cost
Financial assets and liabilities by IFRS 9 category
Financial assets	$ 207	$ 153
Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Financial assets	$ 344	$ 364